Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2016	As of December 31, 2015

Accounting software	$3,696	$3,949
Less: accumulated amortization	(924)	(263)
Intangible assets, net	$2,772	$3,686

Amortization expense was $708 and $263, respectively, for the years ended December 31, 2016 and 2015.